UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4007

Smith Barney Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
DIVERSIFIED
LARGE CAP GROWTH FUND

SEMI-ANNUAL REPORT | APRIL 30, 2005

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • April 30, 2005 SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
HARRY D. COHEN	SCOTT K. GLASSER
PORTFOLIO MANAGER	PORTFOLIO MANAGER

	What’s Inside
HARRY D. COHEN
	Letter From the Chairman	1
Harry D. Cohen has 36 years of securities business experience. Education: BA from Case Western Reserve University; P.h.D. in Psychology from Tufts University.
	Fund at a Glance	3

	Fund Expenses	4

	Schedule of Investments	6

SCOTT K. GLASSER	Statement of Assets and Liabilities	10

Scott K. Glasser has 14 years of securities business experience. Education: BA from Middlebury College; MBA in finance from Pennsylvania State University.	Statement of Operations	11

	Statements of Changes in Net Assets	12

	Financial Highlights	13

	Notes to Financial Statements	16
FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations similar to companies in the Russell 1,000 Index are considered large cap issuers.

Note: Effective April 20, 2005, Harry D. Cohen and Scott K. Glasser became responsible for the day-to-day management of the Fund.

L E T T E R F R O M T H E C H A I R M A N

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1% .

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 25 basis pointiii rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiv in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at the Fed’s May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Index[v] returning 3.28% .The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs.Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April.The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

Performance Review

For the six-months ended April 30, 2005, Class A shares of the Smith Barney Diversified Large Cap Growth Fund, excluding sales charges, returned –2.67% .These shares underperformed the Fund’s unmanaged benchmark, the Russell 1000 Growth Index,vi which returned 1.14% for the same period.The Lipper Large-Cap Core Funds Category Average1 was 2.50% over the same time frame.

Special Shareholder Notice

Effective April 20, 2005, Harry D. Cohen and Scott K. Glasser became responsible for the day-to-day management of the Fund. Mr. Cohen is the Chief Investment Officer of the Manager and managing director of Citigroup Global Markets Inc. (“CGM”), and has been with the Manager since 1980. Mr. Glasser, investment officer of the Manager and managing director of CGM, has been with the Manager since 1996.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 937 funds in the Fund’s Lipper category, and excluding sales charges.

1 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2005
(excluding sales charges)
(unaudited)

6 Months

Diversified Large Cap Growth Fund — Class A Shares	–2.67%

Russell 1000 Growth Index	1.14%

Lipper Large-Cap Core Funds Category Average	2.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions, if any, at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned –3.01% and Class C shares returned –2.95% over the six months ended April 30, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators.The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 17, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund may invest in foreign securities — including the securities of emerging market issues. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are heightened in emerging or developing markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investments in small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.

iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

[v]	S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

vi	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

2 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments
Industrials
16.5%
14.3%
Consumer Staples
12.1%
13.0%
Healthcare
11.2%
23.3%
Information Technology
11.2%
23.0%
Consumer Discretionary
10.0%
16.4%
Financials
8.3%
6.9%
Energy
6.9%
0.0%
Materials
5.2%
2.1%
Repurchase Agreement
18.6%
1.0%
0.0%
10.0%
20.0%
30.0%
April 30, 2005
October 31, 2004

3 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	(2.67)%	$1,000.00	$973.30	1.05%	$5.14

Class B	(3.01)	1,000.00	969.90	1.80	8.79

Class C	(2.95)	1,000.00	970.50	1.80	8.79

(1)	For the six months ended April 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads).Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,019.59	1.05%	$5.26

Class B	5.00	1,000.00	1,015.87	1.80	9.00

Class C	5.00	1,000.00	1,015.87	1.80	9.00

(1)	For the six months ended April 30, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 81.5%

CONSUMER DISCRETIONARY — 10.1%
Household Durables — 1.7%
38,000	Mohawk Industries Inc. (a)	$2,956,780

Media — 5.2%
12,000	The DIRECTV Group, Inc. (a)	169,440
10,000	EchoStar Communications Corp., Class A Shares (a)	289,500
25,000	Gannett Co., Inc.	1,925,000
20,000	Meredith Corp.	940,000
150,000	Time Warner Inc. (a)	2,521,500
120,000	The Walt Disney Co.	3,168,000

		9,013,440

Multi-Line Retail — 1.7%
64,000	Target Corp.	2,970,240

Specialty Retail — 1.5%
30,000	Bed Bath & Beyond Inc. (a)	1,116,300
42,727	The Home Depot, Inc.	1,511,254

		2,627,554

	TOTAL CONSUMER DISCRETIONARY	17,568,014

CONSUMER STAPLES — 12.1%
Beverages — 2.9%
52,431	The Coca-Cola Co.	2,277,603
51,614	PepsiCo, Inc.	2,871,803

		5,149,406

Food & Drug Retailing — 4.1%
86,128	Walgreen Co.	3,708,672
73,189	Wal-Mart Stores, Inc.	3,450,129

		7,158,801

Food Products — 2.6%
15,000	Dean Foods Co. (a)	515,400
24,000	General Mills, Inc.	1,185,600
30,000	H.J. Heinz Co.	1,105,500
25,000	Wm. Wrigley Jr. Co.	1,728,250

		4,534,750

Household Products — 2.5%
20,000	Kimberly-Clark Corp.	1,249,000
56,960	The Procter & Gamble Co.	3,084,384

		4,333,384

	TOTAL CONSUMER STAPLES	21,176,341

See Notes to Financial Statements.

6 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

ENERGY — 6.9%
Energy Equipment & Services — 1.2%
25,000	ENSCO International Inc.	$815,000
20,000	Schlumberger Ltd.	1,368,200

		2,183,200

Oil & Gas — 5.7%
30,000	BP PLC, Sponsored ADR	1,827,000
12,000	Cimarex Energy Co. (a)	426,000
25,000	EnCana Corp.	1,596,500
100,000	Exxon Mobil Corp.	5,703,000
10,000	Suncor Energy, Inc.	368,600

		9,921,100

	TOTAL ENERGY	12,104,300

FINANCIALS — 8.3%
Banks — 1.7%
50,000	Wells Fargo & Co.	2,997,000

Diversified Financials — 2.2%
5,000	The Goldman Sachs Group, Inc.	533,950
45,000	JPMorgan Chase & Co.	1,597,050
30,000	Merrill Lynch & Co., Inc.	1,617,900

		3,748,900

Insurance — 3.9%
75	Berkshire Hathaway Inc., Class A Shares (a)	6,326,250
12,000	Lincoln National Corp.	539,640

		6,865,890

Real Estate — 0.5%
15,000	Forest City Enterprises, Inc., Class A Shares	947,250

	TOTAL FINANCIALS	14,559,040

HEALTHCARE — 11.2%
Biotechnology — 1.9%
36,975	Amgen Inc. (a)	2,152,315
20,000	IDEXX Laboratories, Inc. (a)	1,134,800

		3,287,115

Healthcare Equipment & Supplies — 1.4%
47,433	Medtronic, Inc.	2,499,719

Pharmaceuticals — 7.9%
24,000	Eli Lilly & Co.	1,403,280
15,000	Hospira, Inc. (a)	503,250
62,574	Johnson & Johnson	4,294,454
5,000	Novartis AG, ADR	243,650
217,067	Pfizer Inc.	5,897,710
15,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	468,600
20,000	Wyeth	898,800

		13,709,744

	TOTAL HEALTHCARE	19,496,578

See Notes to Financial Statements.

7 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS — 16.5%
Aerospace & Defense — 2.4%
45,000	Raytheon Co.	$1,692,450
25,000	United Technologies Corp.	2,543,000

		4,235,450

Air Freight & Couriers — 0.9%
22,000	United Parcel Service, Inc., Class B Shares	1,568,820

Building Products — 0.4%
20,000	Masco Corp.	629,800

Commercial Services & Supplies — 2.0%
35,000	Automatic Data Processing Inc.	1,520,400
70,000	Waste Management, Inc.	1,994,300

		3,514,700

Electrical Equipment — 0.6%
20,000	American Power Conversion Corp.	485,200
10,000	Cooper Industries, Ltd., Class A Shares	636,600

		1,121,800

Industrial Conglomerates — 9.3%
75,000	3M Co.	5,735,250
212,522	General Electric Co.	7,693,296
35,000	Honeywell International Inc.	1,251,600
50,000	Tyco International Ltd.	1,565,500

		16,245,646

Road & Rail — 0.9%
35,000	Florida East Coast Industries, Inc.	1,491,000

	TOTAL INDUSTRIALS	28,807,216

INFORMATION TECHNOLOGY — 11.2%
Communications Equipment—1.0%
100,000	Cisco Systems, Inc. (a)	1,728,000

Computers & Peripherals — 3.2%
23,000	Dell Inc. (a)	801,090
50,000	EMC Corp. (a)	656,000
75,000	Hewlett-Packard Co.	1,535,250
33,723	International Business Machines Corp.	2,575,763

		5,568,103

Internet Software & Services — 1.0%
2,000	Google Inc., Class A Shares (a)	440,000
41,000	Yahoo! Inc. (a)	1,414,910

		1,854,910

Semiconductor Equipment & Products — 1.9%
45,000	Freescale Semiconductor Inc., Class B Shares (a)	848,700
103,000	Intel Corp.	2,422,560

		3,271,260

See Notes to Financial Statements.

8 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

Software — 4.1%
271,294	Microsoft Corp.	$6,863,738
50,000	Novell, Inc. (a)	295,500

		7,159,238

	TOTAL INFORMATION TECHNOLOGY	19,581,511

MATERIALS — 5.2%
Chemicals — 2.7%
20,000	The Dow Chemical Co.	918,600
45,000	E.I. du Pont de Nemours & Co.	2,119,950
25,000	PPG Industries, Inc.	1,688,750

		4,727,300

Metals & Mining — 2.5%
35,000	Alcoa Inc.	1,015,700
30,000	Newmont Mining Corp.	1,139,100
50,000	Streettracks Gold Trust, ETF (a)	2,167,500

		4,322,300

	TOTAL MATERIALS	9,049,600

	TOTAL COMMON STOCK
	(Cost — $142,654,352)	142,342,600

FACE
AMOUNT

REPURCHASE AGREEMENT — 18.6%
$32,468,000	Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05
	with Bank of America, 2.960% due 5/2/05; Proceeds at maturity — $32,476,009;
	(Fully collaterized by various U.S. government agency obligations, 0.000% to 3.350%
	due 7/27/05 to 11/9/07; Market value — $33,117,360) (Cost — $32,468,000)	32,468,000

	TOTAL INVESTMENTS — 100.1% (Cost — $175,122,352*)	174,810,600
	Liabilities in Excess of Other Assets — (0.1)%	(257,072)

	TOTAL NET ASSETS — 100.0%	$174,553,528

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
ETF — Exchange Traded Fund

See Notes to Financial Statements.

9 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $142,654,352)	$142,342,600
Repurchase agreement, at value (Cost — $32,468,000)	32,468,000
Cash	880
Dividends and interest receivable	31,716
Receivable for shares of beneficial interest sold	9,655
Prepaid expenses	26,754

Total Assets	174,879,605

LIABILITIES:
Management fee payable	78,157
Payable for shares of beneficial interest reacquired	74,588
Transfer agency services payable	54,627
Distribution and service plan fees payable	42,725
Trustees’ fees payable	5,033
Accrued expenses	70,947

Total Liabilities	326,077

Total Net Assets	$174,553,528

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$134
Capital paid in excess of par value	234,422,246
Overdistributed net investment income	(87,805)
Accumulated net realized loss from investment transactions	(59,469,295)
Net unrealized depreciation of investments	(311,752)

Total Net Assets	$174,553,528

Net Asset Value
Class A Shares:
Net Asset Value per share ($164,929,952 ÷ 12,617,231 shares outstanding)	$13.07
Offering price per share (based on maximum sales charge of 5.00%)	$13.76 *

Class B Shares:
Net Asset Value and offering price per share ($9,202,258 ÷ 733,099 shares outstanding)	$12.55

Class C Shares:
Net Asset Value and offering price per share ($421,318 ÷ 32,066 shares outstanding)	$13.14

*	Based upon single purchases of less than $25,000.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

10 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Dividends	$1,968,914
Interest	29,081

Total Investment Income	1,997,995

EXPENSES:
Management fee (Note 2)	851,694
Distribution and service plan fees (Notes 2 and 4)	276,142
Transfer agency services (Note 2 and 4)	114,274
Shareholder communications (Note 4)	34,576
Custody and fund accounting fees	30,488
Registration fees	17,882
Legal fees	17,581
Audit and tax fees	14,104
Trustees' fees	1,130
Other	4,189

Total Expenses	1,362,060
Less: Management fee waiver (Note 2)	(328,857)

Net Expenses	1,033,203

Net Investment Income	964,792

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net realized loss from investment transactions	(7,603,008)
Net change in unrealized appreciation/depreciation of investments	2,235,166

Net Loss on Investments	(5,367,842)

Decrease in Net Assets From Operations	$(4,403,050)

See Notes to Financial Statements.

11 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004
	2005	2004

OPERATIONS:
Net investment Income	$964,792	$88,928
Net realized loss	(7,603,008)	(6,951,660)
Net change in unrealized appreciation/depreciation	2,235,166	5,729,575

Decrease in Net Assets From Operations	(4,403,050)	(1,133,157)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,140,569)	(485,566)

Decrease in Net Assets From Distributions to Shareholders	(1,140,569)	(485,566)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Net proceeds from sale of shares	1,277,068	4,946,058
Net asset value of shares issued for reinvestment of distributions	1,115,809	477,297
Cost of shares reacquired	(14,949,020)	(25,382,567)

Decrease in Net Assets From
Transactions in Shares of Beneficial Interest	(12,556,143)	(19,959,212)

Decrease in Net Assets	(18,099,762)	(21,577,935)
NET ASSETS:
Beginning of period	192,653,290	214,231,225

End of period†	$174,553,528	$192,653,290

† Includes undistributed (overdistributed) net investment income of:	$(87,805)	$87,972

See Notes to Financial Statements.

12 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares	2005(1)(2)	2004(2)	2003(2)	2002	2001	2000

Net Asset Value, Beginning of Period	$13.51	$13.63	$11.78	$14.26	$21.91	$24.42

Income (Loss) From Operations:
Net investment income (loss)	0.07	0.01	0.03	0.01	(0.02)	(0.08)
Net realized and unrealized gain (loss)	(0.42)	(0.10)	1.82	(2.49)	(5.85)	1.02

Total Income (Loss) From Operations	(0.35)	(0.09)	1.85	(2.48)	(5.87)	0.94

Less Distributions From:
Net investment income	(0.09)	(0.03)	(0.00)*	—	—	—
Net realized gain	—	—	—	—	(1.78)	(3.45)

Total Distributions	(0.09)	(0.03)	(0.00)*	—	(1.78)	(3.45)

Net Asset Value, End of Period	$13.07	$13.51	$13.63	$11.78	$14.26	$21.91

Total Return(3)	(2.67)%‡	(0.65)%	15.74%	(17.39)%	(28.00)%	3.20%

Net Assets, End of Period (000s)	$164,930	$181,843	$202,356	$188,539	$261,864	$421,307

Ratios to Average Net Assets:
Expenses(4)(5)	1.05%†	1.04%	1.05%	1.05%	1.05% (6)	1.05% (6)
Net investment income (loss)	1.06 †	0.08	0.28	0.06	(0.12)	(0.33)

Portfolio Turnover Rate	88%	74%	20%	29%	29%	80%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The ratio of expenses to average net assets will not exceed 1.05% as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The investment manager waived a portion of its management fee for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 1.40% (annualized), 1.41%, 1.36%, 1.35%, 1.29% and 1.29%, respectively.
(6)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

13 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class B Shares	2005(1)(2)		2004(2)	2003(2)	2002	2001	2000

Net Asset Value, Beginning of Period	$12.94		$13.13	$11.43	$13.93	$21.61	$24.28

Income (Loss) From Operations:
Net investment income (loss)	0.02		(0.09)	(0.06)	(0.10)	(0.15)	(0.25)
Net realized and unrealized gain (loss)	(0.41)		(0.10)	1.76	(2.40)	(5.75)	1.03

Total Income (Loss) From Operations	(0.39)		(0.19)	1.70	(2.50)	(5.90)	0.78

Less Distributions From:
Net realized gain	—		—	—	—	(1.78)	(3.45)

Total Distributions	—		—	—	—	(1.78)	(3.45)

Net Asset Value, End of Period	$12.55		$12.94	$13.13	$11.43	$13.93	$21.61

Total Return(3)	(3.01	)%‡	(1.45)%	14.87%	(17.95)%	(28.58)%	2.47%

Net Assets, End of Period (000s)	$9,202		$10,310	$11,239	$10,366	$14,485	$24,194

Ratios to Average Net Assets:
Expenses(4)(5)	1.80	%†	1.79%	1.80%	1.80%	1.80% (6)	1.80% (6)
Net investment income (loss)	0.32	†	(0.67)	(0.47)	(0.69)	(0.87)	(1.08)

Portfolio Turnover Rate	88%		74%	20%	29%	29%	80%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The ratio of expenses to average net assets will not exceed 1.80%, as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The investment manager waived a portion of its management fee for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 2.15% (annualized), 2.18%, 2.11%, 2.10%, 2.04% and 2.04%, respectively.
(6)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

14 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class C Shares(1)	2005(2)(3)		2004(3)	2003(3)	2002	2001	2000(3)(4)

Net Asset Value, Beginning of Period	$13.54		$13.74	$11.96	$14.58	$22.51	$23.16

Income (Loss) From Operations:
Net investment income (loss)	0.02		(0.09)	(0.06)	(0.06)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	(0.42)		(0.11)	1.84	(2.56)	(6.06)	(0.63)

Total Income (Loss) From Operations	(0.40)		(0.20)	1.78	(2.62)	(6.15)	(0.65)

Less Distributions From:
Net realized gain	—		—	—	—	(1.78)	—

Total Distributions	—		—	—	—	(1.78)	—

Net Asset Value, End of Period	$13.14		$13.54	$13.74	$11.96	$14.58	$22.51

Total Return(5)	(2.95	)%‡	(1.46)%	14.88%	(17.97)%	(28.54)%	(2.81	)%‡

Net Assets, End of Period (000s)	$421		$500	$637	$537	$204	$39

Ratios to Average Net Assets:
Expenses(6)(7)	1.80	%†	1.79%	1.80%	1.80%	1.80% (8)	1.80%	(8)†
Net investment income (loss)	0.28	†	(0.65)	(0.46)	(0.66)	(0.88)	(1.08	)†

Portfolio Turnover Rate	88%		74%	20%	29%	29%	80%

(1)	Effective April 29, 2004, Class L shares were renamed as Class C shares.

(2)	For the six months ended April 30, 2005 (unaudited).

(3)	Per share amounts have been calculated using the monthly average shares method.

(4)	For the period September 22, 2000 (inception date) to October 31, 2000.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(6)	The ratio of expenses to average net assets will not exceed 1.80%, as a result of a voluntary expense limitation, which may be terminated at any time.

(7)	The investment manager waived a portion of its management fee for the six months ended April 30, 2005 and the years ended October 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 2.15% (annualized), 2.22%, 2.11%, 2.10%, 2.04% and 2.04% (annualized), respectively.

(8)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

15 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust.The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund.These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest.To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

16 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets.This fee is calculated daily and paid monthly.

During the six months ended April 30, 2005, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 1.05%, 1.80% and 1.80%, of the average daily net assets of each class, respectively, resulting in waived management fees of $328,857. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $80,233 to CTB.

In addition, for the six months ended, the Fund also paid $3,614 to other Citigroup affiliates for Shareholder record keeping services.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charge of 5.00% for Class A shares.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment.This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.These purchases do not incur a sales charge.

For the six months ended April 30, 2005, CGM and its affiliates received sales charges of approximately $10,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2005, CDSCs paid to CGM and its affiliates were approximately $5,000 for Class B shares.

During the six months ended April 30, 2005, Citigroup or affiliated entities held shares of the Fund in non-discretionary, nominee accounts on behalf of certain non-affiliated investors.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan.The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees elected to receive a lump sum payment under the Plan.The Fund’s allocable share of the expenses of the Plan for the six months ended April 30, 2005 and the related liability at April 30, 2005 was $4,272.

17 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$160,815,062

Sales	204,655,445

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,550,125
Gross unrealized depreciation	(3,861,877)

Net unrealized depreciation	$(311,752)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution and Service Plan, the Fund pays a distribution and/or service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of each respective class. For the six months ended April 30, 2005, total Rule 12b-1 Distribution and Service Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution and Service Plan fees	$223,395	$50,435	$2,312

For the six months ended April 30, 2005, total Transfer Agency Service expenses were as follows:
	Class A	Class B	Class C

Transfer Agency Service Expenses	$107,143	$6,806	$325

For the six months ended April 30, 2005, total Shareholder Communication expenses were as follows:
	Class A	Class B	Class C

Shareholder Communication Expenses	$32,261	$2,200	$115

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004

Net Investment Income
Class A	$1,140,569	$485,566
Class B	—	—
Class C	—	—

Total	$1,140,569	$485,566

6. Shares of Beneficial Interest

At April 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses as described in Note 4.

18 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2005		October 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	78,916	$1,083,910	300,949	$4,199,070
Shares issued on reinvestment	78,967	1,115,809	33,971	477,297
Shares reacquired	(1,003,295)	(13,847,923)	(1,714,223)	(23,717,963)

Net Decrease	(845,412)	$(11,648,204)	(1,379,303)	$(19,041,596)

Class B
Shares sold	11,117	$147,517	45,201	$605,685
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(74,777)	(988,381)	(104,455)	(1,388,385)

Net Decrease	(63,660)	$(840,864)	(59,254)	$(782,700)

Class C
Shares sold	3,272	$45,641	10,208	$141,303
Shares issued on reinvestment	—	—	—	—
Shares reacquired	(8,157)	(112,716)	(19,612)	(276,219)

Net Decrease	(4,885)	(67,075)	(9,404)	$(134,916)

7. Capital Loss Carryforward

On October 31, 2004, the Fund had a net capital loss carryforward of $53,436,843, of which $15,233,879 expires in 2009, $26,819,033 expires in 2010, $6,330,611 expires in 2011 and $5,053,320 expires in 2012.This amount will be available to offset like amounts of any future taxable gains.

8. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 22, 2005.The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending October 31, 2005. A majority of the Fund’s Board of Trustees, including a majority of the independent Trustees, approved the appointment of KPMG LLP, subject to the right, of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

9. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for

19 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Datas sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.The remaining $183.7 million, including the penalty, has been paid to the U.S.Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the tems of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

10. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions.The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

20 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action.While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

11. Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

21 Smith Barney Diversified Large Cap Growth Fund | 2005 Semi-Annual Report

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SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund
Donald M. Carlton	Management LLC
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTOR
R. Jay Gerken, CFA,	Citigroup Global Markets Inc.
Chairman
Stephen Randolph Gross	CUSTODIAN
Diana R. Harrington	State Street Bank
Susan B. Kerley	& Trust Company
Alan G. Merten
R. Richardson Pettit	TRANSFER AGENT
Citicorp Trust Bank, fsb.
OFFICERS	125 Broad Street, 11th Floor
R. Jay Gerken, CFA	New York, NY 10004
President and
Chief Executive Officer	SUB-TRANSFER AGENT
PFPC Inc.
Andrew B. Shoup	P.O. Box 9699
Senior Vice President and	Providence, RI 02940-9699
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Scott K. Glasser
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

Smith Barney Trust II

Smith Barney Diversified Large Cap
Growth Fund
The Fund is a separate investment fund of Smith Barney Trust II, a Massachusetts business trust.

This report is submitted for general information of the shareholders of Smith Barney Trust II—Smith Barney Diversified Large Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

	FD02555 6/05	05-8628

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half- year in the case of an annual report) that have materially affected, or are

ITEM 12.	EXHIBITS.

	(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Trust II

Date:	July 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney Trust II

Date:	July 7, 2005

By:	/s/ Frances M Guggino
(Frances M Guggino)
Chief Financial Officer of
Smith Barney Trust II

Date:	July 7, 2005